Submission	Feb. 12, 2026
Submission [Line Items]
Central Index Key	0001969180
Registrant Name	Coller Secondaries Private Equity Opportunities Fund
Form Type	SC TO
Submission Type	SC TO-I
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A